Accrued Maintenance Liability	12 Months Ended
Dec. 31, 2014
Accrued Maintenance Liability.
Accrued Maintenance Liability

12. Accrued Maintenance Liability

        Movements in Accrued maintenance liability during the year ended December 31, 2014 were as follows:

Successor(a)
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Accrued maintenance liability at beginning of period	$—
AerCap Transaction	2,575,118
Maintenance payments received	447,320
Maintenance payments reimbursed	(261,914)
Release to income	(69,839)
Lessor contribution and top ups	1,139
Interest accretion	52,686

Accrued maintenance liability at end of period	$2,744,510

(a)

For the Predecessor, Accrued maintenance liability is presented within Security deposits, deferred overhaul rental and other customer deposits as deferred overhaul rentals and other customer deposits on the December 31, 2013 Consolidated Balance Sheet. See Note 14—Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits.